Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel.  202.739.3000
Fax: 202.739.3001
www.morganlewis.com



March 5, 2012


VIA EDGAR


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:         The Advisors' Inner Circle Fund II (File Nos. 033-50718 and
            811-07102)
            -----------------------------------------------------------


Ladies and Gentlemen:

On behalf of The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the Prospectuses and Statements of Additional Information for the Trust's Westfield Capital Large Cap Growth Fund, NorthPointe Micro Cap Equity Fund, NorthPointe Small Cap Growth Fund, NorthPointe Small Cap Value Fund, and NorthPointe Value Opportunities Fund that would have been filed under Rule 497(c) would not have differed from those contained in the Trust's Post-Effective Amendment No. 125, which was filed electronically with the SEC via EDGAR Accession No. 0001135428-12-000088 on February 28, 2012.

Please do not hesitate to contact me at 202.739.5896 should you have any questions.

Very truly yours,

/s/ Christopher D. Menconi
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Christopher  D.  Menconi